As filed with the Securities and Exchange Commission on July 23, 2009
1933 Act No. 333-158187

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                               ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 2                                                                                                      ☒

(Check appropriate box or boxes)

ABERDEEN FUNDS
(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor
Philadelphia, PA 19103
(Address of Principal Executive Offices) (Zip Code)

(215) 405-2055
(Registrant's Telephone Number, including Area Code)

Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

                                                                                                                 (Name and Address of Agent for Service of Process)

With Copies to:

Barbara A. Nugent, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

An indefinite amount of Registrant’s securities have been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance on such Rule, no filing fee is paid at this time.

The Important Shareholder Information for Shareholders of the Credit Suisse Global Fixed Income Fund, Inc., Credit Suisse Global Small Cap Fund, Inc. and Credit Suisse International Focus Fund, Inc., Notice of Special Meeting of Shareholders of Credit Suisse Global Fixed Income Fund, Inc., Credit Suisse Global Small Cap Fund, Inc. and Credit Suisse International Focus Fund, Inc., Questions and Answers for Shareholders of the Credit Suisse Global Fixed Income Fund, Inc., Credit Suisse Global Small Cap Fund, Inc. and Credit Suisse International Focus Fund, Inc., the Combined Proxy Statement/Prospectus dated April 23, 2009, including Exhibits A, B, C and D and the Statement of Additional Information dated April 23, 2009, relating to the acquisition by the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, and Aberdeen International Equity Fund, each a series of Aberdeen Funds (the “Registrant”) of the Credit Suisse Global Fixed Income Fund, Inc., Credit Suisse Global Small Cap Fund, Inc. and Credit Suisse International Focus Fund, Inc., respectively, are incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on April 30, 2009 (Accession No. 0001104659-09-027681).

PART C: OTHER INFORMATION

Item 15. Indemnification

(a) Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative. To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust. No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b) The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c) In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of the Investment Advisory Agreement between the Registrant and Aberdeen Asset Management, Inc. (“AAMI”) (2) Section 10(b) of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers; (a) Credit Suisse Asset Management, LLC; (b) Aberdeen Asset Management Asia Limited and (c) Aberdeen Asset Management Investment Services Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors LLC; (4) Section 10(a), (b), (c), (d) and (e) of the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. and (g) Section 7.1(c) of the Global Custody Agreement between the Registrant and JP Morgan Chase Bank, N.A. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by reference to Item 16.

Item 16. Exhibits

1.	(a) Amended and Restated Agreement and Declaration of Trust of Registrant is
incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment No. 3 to
the Registrant’s Registration Statement on Form N-1A filed on August 25, 2008
(Accession No. 0001386893-08-000050).

(i) Amendment No. 1 to the Amended and Restated Agreement and Declaration
of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a. of
Post-Effective Amendment No. 2 to the Registrant’s Registration Statement
on Form N-1A filed on June 23, 2008 ( Accession No. 0001193125-08-
138324) (“Post-Effective Amendment No. 2”).

(ii) Certificate of Establishment and Designation of Additional Series and Share
Classes of Aberdeen Funds establishing the Aberdeen Core Plus Income
Fund is incorporated by reference to Exhibit EX-99.a.1.b. of Post-Effective
Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A
filed on November 6, 2008 (Accession No. 0001421877-08-000264) (“Post-
Effective Amendment No. 5”).

(iii) Certificate of Establishment and Designation of Additional Series and Share
Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income
Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus
Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund
is incorporated by reference to Exhibit EX-99.a.1.c. of Post-Effective
Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A
filed on April 22, 2009 (Accession No. 0001104659-09-025445).

(iv) Certificate of Establishment and Designation of Additional Series and Share
Class of Aberdeen Funds establishing the Aberdeen Emerging Markets
Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d. of
Post-Effective Amendment No. 14 to the Registrant’s Registration Statement
on Form N-1A filed on July 20, 2009 (Accession No. 0001104659-09-
043743).

(b) Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the
Registrant’s initial Registration Statement on Form N-1A filed on October 12, 2007
(Accession No. 0001137439-07-000471).
2.	Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-
Effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-
1A filed on January 18, 2008 (Accession No. 0001386893-08-000026).

3.	Not Applicable.

4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the
Combined Proxy Statement/Prospectus contained in Registrant’s Registration Statement on Form N-14 filed on April 30, 2009 (Accession No. 0001104659-09-027681).

5.	(a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and
Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated
By-Laws.
6.	(a) Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1. of Post-Effective Amendment No. 2 filed on June 23,
2008.

(i) Form of Schedule A to the Investment Advisory Agreement between
Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1.a. of
Post-Effective Amendment No. 13 filed on June 1, 2009 (Accession No.
0001386893-09-000104) (“Post-Effective Amendment No. 13”).

(b) Subadvisory Agreement between AAMI and Credit Suisse Asset Management, LLC is incorporated by reference to Exhibit EX-99.d.4. of Post-Effective Amendment No. 2
filed on June 23, 2008.
(c) Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia
Limited is incorporated by reference to Exhibit EX-99.d.6. of Post-Effective Amendment
No. 2 filed on June 23, 2008.
(i) Form of Exhibit A to the Subadvisory Agreement between AAMI and
Aberdeen Asset Management Asia Limited is incorporated by reference to
Exhibit EX-99.d.3.a. of Post-Effective Amendment No. 13 filed on June 1,
2009.

(d) Subadvisory Agreement between AAMI and Aberdeen Asset Management
Investment Services Limited is incorporated by reference to Exhibit EX-99.d.7. of Post-
Effective Amendment No. 2 filed on June 23, 2008.
(i) Form of Exhibit A to the Subadvisory Agreement between AAMI and
Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit EX-99.d.4.a. of Post-Effective Amendment No. 13 filed on June 1, 2009.

7.	(a) Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.e.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i) Form of Schedule A to the Underwriting Agreement between Registrant and
Aberdeen Fund Distributors is incorporated by reference to Exhibit EX-
99.e.1.a. of Post-Effective Amendment No. 13 filed on June 1, 2009.

(b) Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2. of Post-
Effective Amendment No. 2 filed on June 23, 2008.
8.	Not Applicable.

9.	(a) Global Custody Agreement between Registrant and JPMorgan Chase Bank, National
Association is incorporated by reference to Exhibit EX-99.g.1. of Post-Effective
Amendment No. 2 filed on June 23, 2008.

(i) Form of Schedule 6 to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.1.a. of Post-Effective Amendment No. 13 filed on June 1, 2009.

(b) Mutual Fund Rider to the Global Custody Agreement between Registrant and
JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit
EX-99.g.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

10.	(a) Distribution Plan is incorporated by reference to Exhibit EX-99.m. of Post-Effective
Amendment No. 2 filed on June 23, 2008.

(b) Form of Distribution Plan is incorporated by reference to Exhibit EX-99.10.b. of
Registrant’s N-14 filed on March 24, 2009 (Accession No. 0001386893-09-000055)
(“Registrant’s N-14”).

(c) Rule 18f-3 Plan is incorporated by reference to Exhibit EX-99.n. of Post-Effective
Amendment No. 5 filed on November 6, 2008.

(d) Form of Rule 18f-3 Plan is incorporated by reference to Exhibit EX-99.n.1. of Post-
Effective Amendment No. 13 filed on June 1, 2009.

11.	Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-
assessable (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to
Exhibit EX-99.11. of Registrant’s N-14 filed on March 24, 2009.

12.	Opinions and Consent of Counsel with respect to certain tax consequences (Stradley
Ronon Stevens & Young, LLP) are attached hereto as Exhibit EX-99.12.

13.	(a) Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment No. 2 filed on June 23,
2008.

(i) Form of Exhibit B to the Fund Administration Agreement between
Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1.a. of
Post-Effective Amendment No. 13 filed on June 1, 2009.

(b) Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.
(i) Amendment to Services Agreement is incorporated by reference to Exhibit
EX-99.h.2.a. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(ii) Compliance Services Amendment to Services Agreement and Sub-
Administration Agreement is incorporated by reference to Exhibit EX-
99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(iii) Form of Schedule A to Services Agreement between Registrant and Citi
Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2.c.
of Post-Effective Amendment No. 13 filed on June 1, 2009.

(iv) Portal Services Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.d. of Post-Effective Amendment No. 4 filed on September 2, 2008 (Accession No. 0001386893-08-000052).

(c) Sub-Administration Agreement between AAMI and Citi Fund Services Ohio Inc. is incorporated by reference to Exhibit EX-99.h.3. of Post-Effective Amendment No. 2 filed on June 23, 2008.
(i) Amendment to Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.3.a. of Post-Effective Amendment No. 2 to filed on June
23, 2008.

(ii) Compliance Services Amendment to Services Agreement and Sub-
Administration Agreement is incorporated by reference to Exhibit EX-
99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(iii) Form of Schedule A to the Sub-Administration Agreement between AAMI and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit
EX-99.h.3.c. of Post-Effective Amendment No. 13 filed on June 1, 2009.

(d) Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4. of
Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-
1A filed on February 6, 2009 (Accession No. 0001386893-09-000028).
(i) Form of Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.13.d.i. of Registrant’s N-14 filed on March 24,
2009.

(e) Form of Servicing Agreement is incorporated by reference to Exhibit EX-99.h.5. of
Post-Effective Amendment No. 2 filed on June 23, 2008.
(i) Form of Appendix A to the Servicing Agreement is incorporated by reference to Exhibit EX-99.13.e.i. of Registrant’s N-14 filed on March 24,
2009.

(f) Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6. of
Post-Effective Amendment No. 2 filed on June 23, 2008.
(i) Form of Exhibit A to the Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6.a. of Post-Effective Amendment No. 13 filed on June 1, 2009.
(g) Website Services Agreement between Registrant, AAMI and Citi Fund Services
Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.7. of Post-Effective
Amendment No. 2 filed on June 23, 2008.
(i) Form of Schedule D to the Website Services Agreement is incorporated by reference to Exhibit EX-99.13.g.i. of Registrant’s N-14 filed on March 24,
2009.

14.	Consents of PricewaterhouseCoopers LLP are incorporated by reference to Exhibit EX-
99.14. of Post-Effective Amendment No. 1 to Registrant’s N-14 filed on April 23, 2009
(Accession No. 0001104659-09-025821).

15.	Not Applicable.

16.	(a) Powers of Attorney are incorporated by reference to Exhibit EX-99.16.a. of
Registrant’s N-14 filed on March 24, 2009.

(b) Certificate of Assistant Secretary is incorporated by reference to Exhibit EX-99.16.b.
of Registrant’s N-14 filed on March 24, 2009.

17.	(a) Credit Suisse Global Fixed Income Fund Prospectus dated February 28, 2009, is incorporated herein by reference to the Prospectus previously filed on EDGAR,
Accession No. 0001104659-09-014544.

(b) Credit Suisse Global Small Cap Fund Prospectus dated February 27, 2009, is incorporated herein by reference to the Prospectus previously filed on EDGAR,
Accession No. 0001104659-09-014698.
(c) Credit Suisse International Focus Fund Prospectus dated February 27, 2009, is incorporated herein by reference to the Prospectus previously filed on EDGAR,
Accession No. 0001104659-09-014683.
(d) Statement of Additional Information dated February 28, 2009, with respect to the
Credit Suisse Global Fixed Income Fund, is incorporated by reference to the Statement of
Additional Information previously filed on EDGAR, Accession No. 0001104659-09-
014544.
(e) Statement of Additional Information dated February 27, 2009, with respect to the
Credit Suisse Global Small Cap Fund, is incorporated by reference to the Statement of
Additional Information previously filed on EDGAR, Accession No. 0001104659-09-
014698.
(f) Statement of Additional Information dated February 27, 2009, with respect to the
Credit Suisse International Focus Fund, is incorporated by reference to the Statement of
Additional Information previously filed on EDGAR, Accession No. 0001104659-09-
014683.
(h) The audited financial statements and related report of the independent public accounting firm included in Credit Suisse Funds Annual Report to Shareholders for the
fiscal year ended October 31, 2008, with respect to the Credit Suisse Global Fixed
Income Fund, are incorporated by reference to the Annual Report previously filed on
EDGAR, Accession No. 0001104659-09-001369.
(i) The audited financial statements and related report of the independent public accounting firm included in Credit Suisse Funds Annual Report to Shareholders for the
fiscal year ended October 31, 2008, with respect to the Credit Suisse Global Small Cap
Fund, are incorporated by reference to the Annual Report previously filed on EDGAR,
Accession No. 0001104659-09-001371.
(j) The audited financial statements and related report of the independent public accounting firm included in Credit Suisse Funds Annual Report to Shareholders for the
fiscal year ended October 31, 2008, with respect to the Credit Suisse International Focus
Fund, are incorporated by reference to the Annual Report previously filed on EDGAR,
Accession No. 0001104659-09-001377.
(k) Aberdeen Funds Prospectus dated April 22, 2009, with respect to the Aberdeen
Global Fixed Income Fund and Aberdeen Global Small Cap Fund, is incorporated by reference to the Prospectus previously filed on EDGAR, Accession No. 0001104659-09-
025445.
(l) Aberdeen Funds Statement of Additional Information dated April 22, 2009, with respect to the Aberdeen Global Fixed Income Fund and Aberdeen Global Small Cap
Fund, is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001104659-09-025445.
(m) Aberdeen Funds Global Series Prospectus dated February 28, 2009, with respect to the Aberdeen International Equity Fund, is incorporated by reference to the Prospectus previously filed on EDGAR, Accession No. 0001193125-09-040935.
(n) Aberdeen Funds Statement of Additional Information dated February 28, 2009, with respect to the Aberdeen International Equity Fund, is incorporated by reference to the
Statement of Additional Information previously filed on EDGAR, Accession No.
0001193125-09-040935.
(o) The audited financial statements and related report of the independent public accounting firm included in the Aberdeen Funds Annual Report to Shareholders for the
fiscal year ended October 31, 2008, with respect to the Aberdeen International Equity
Fund, are incorporated by reference to the Annual Report previously filed on EDGAR,
Accession No. 0001193125-09-003339.

Item 17. Undertakings

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “Securities Act”), this registration statement has been signed on behalf of the registrant, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 23rd day of July, 2009. The Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act.

Aberdeen Funds Registrant

By: Gary Marshall[l] Gary Marshall President of Aberdeen Funds

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

Gary Marshall[1]	President and Chief Executive Officer	July 23, 2009
Gary Marshall

Megan Kennedy[1]	Treasurer, Chief Financial Officer	July 23, 2009
Megan Kennedy	And Principal Accounting Officer

P. Gerald Malone[1]	Chairman of the Board	July 23, 2009
P. Gerald Malone

Richard H. McCoy[1]	Trustee	July 23, 2009
Richard H. McCoy

Peter D. Sacks [1]	Trustee	July 23, 2009
Peter D. Sacks

John T. Sheehy[1]	Trustee	July 23, 2009
John T. Sheehy

Warren C. Smith[1]	Trustee	July 23, 2009
Warren C. Smith

Jack Solan[1]	Trustee	July 23, 2009
Jack Solan

Martin Gilbert[1]	Trustee	July 23, 2009
Martin Gilbert

By: /s/Lucia Sitar Lucia Sitar Attorney In Fact

[1]	Pursuant to a power of attorney incorporated herein by reference.

EXHIBIT LIST
EXHIBIT	EXHIBIT NO.
Opinions and Consent of Counsel with respect to certain tax	EX-99.12.
consequences (Stradley Ronon Stevens & Young, LLP)